Income Taxes - Schedule of Sources of Income from Continuing Operations Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States	$ 276,237	$ 326,535	$ 274,252
Foreign	159,910	146,752	71,418
Income before income taxes	$ 436,146	$ 473,287	$ 345,669